Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Analysis of accounts receivable, net
	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable	175,711	206,147
Allowance for doubtful accounts	(9,348)	(9,903)
Accounts receivable, net	166,363	196,244

Summary of the movement of the Group's allowance for doubtful accounts

	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	2,136	5,790	9,348
Provision for doubtful accounts	5,136	3,572	4,523
Write-offs	(1,482)	(14)	(3,968)
Balance at the ending of the year	5,790	9,348	9,903

Schedule of estimated useful life and estimated residual value of property, plant and equipment
	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss)

	2010	2011	2012
	RMB	RMB	RMB
Commission and fee under operating costs	5,607	6,776	3,585
Selling expense	2,092	1,937	1,880
General and administrative expenses	20,585	17,472	20,884
Net income (loss) from discontinued operations	2,268	1,185	—
Depreciation for the year	30,552	27,370	26,349

Schedule of net intangible assets

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and license	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

	Useful	As of December 31, 2012
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,984)	—	6,914
Customer relationship	4.6 to 9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3 to 6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6 to 9.8	16,004	(8,222)	(581)	7,201
Software and system	5 to 10	5,740	(2,487)	—	3,253
		177,654	(73,457)	(61,417)	42,780